UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

January 31, 2005

CAI-QTLY-0305

1.813054.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 76.4%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Technology - 0.2%
Atmel Corp. 0% 5/23/21	$ 20,230	$ 9,180
Nonconvertible Bonds - 76.2%
Air Transportation - 1.5%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19	10,841	7,155
7.379% 5/23/16	5,236	3,456
AMR Corp.:
9% 9/15/16	4,355	3,092
10.2% 3/15/20	2,750	1,650
Continental Airlines, Inc. pass thru trust certificates:
8.307% 10/2/19	406	337
8.312% 10/2/12	1,686	1,248
8.388% 5/1/22	4,683	3,559
Delta Air Lines, Inc.:
7.9% 12/15/09	12,105	5,931
8.3% 12/15/29	16,350	6,377
10% 8/15/08	3,060	1,775
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	2,000	1,909
7.711% 9/18/11	3,690	2,435
7.779% 11/18/05	5,280	4,330
7.92% 5/18/12	14,780	9,755
Northwest Airlines Corp. 10% 2/1/09	7,670	5,599
Northwest Airlines, Inc.:
7.875% 3/15/08	6,620	4,700
9.875% 3/15/07	2,000	1,640
Northwest Airlines, Inc. pass thru trust certificates:
7.626% 4/1/10	1,082	866
7.691% 4/1/17	1,231	985
7.95% 9/1/16	1,014	831
8.304% 9/1/10	3,120	2,559
9.179% 10/1/11	4,636	3,246
		73,435
Automotive - 0.6%
Affinia Group, Inc. 9% 11/30/14 (e)	3,030	3,121
Altra Industrial Motion, Inc. 9% 12/1/11 (e)	4,560	4,560
Intermet Corp. 9.75% 6/15/09 (c)	10,275	5,497
Navistar International Corp. 7.5% 6/15/11	3,250	3,453
Tenneco Automotive, Inc. 8.625% 11/15/14 (e)	5,280	5,478
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	$ 2,781	$ 3,136
11% 2/15/13	4,926	5,800
		31,045
Broadcasting - 1.1%
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	10,138	10,898
Radio One, Inc. 8.875% 7/1/11	9,550	10,362
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	15,770	17,741
10.375% 9/1/14 (e)	15,655	18,316
		57,317
Building Materials - 1.6%
FIMEP SA 10.5% 2/15/13	3,625	4,268
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (e)(g)	3,150	3,229
7.875% 12/15/12 (e)	32,125	31,001
Jacuzzi Brands, Inc. 9.625% 7/1/10	27,395	30,545
Maax Holdings, Inc. 0% 12/15/12 (d)(e)	17,890	11,271
		80,314
Cable TV - 7.1%
Cablevision Systems Corp. 8% 4/15/12 (e)	54,790	58,968
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	6,000	6,083
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	6,755	4,661
0% 1/15/12 (d)	5,000	3,200
10% 4/1/09	690	580
11.75% 1/15/10	4,940	4,347
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (e)	11,150	11,262
CSC Holdings, Inc.:
6.75% 4/15/12 (e)	20,160	21,067
7.625% 4/1/11	6,460	7,041
7.625% 7/15/18	41,068	45,175
7.875% 12/15/07	1,000	1,078
7.875% 2/15/18	19,815	22,193
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
EchoStar DBS Corp.:
6.375% 10/1/11	$ 15,465	$ 15,736
6.625% 10/1/14 (e)	34,270	34,572
NTL Cable PLC 8.75% 4/15/14 (e)	47,580	53,052
Rogers Cable, Inc.:
5.5% 3/15/14	5,630	5,306
6.25% 6/15/13	8,320	8,258
6.75% 3/15/15	6,240	6,404
7.875% 5/1/12	3,330	3,638
Telenet Group Holding NV 0% 6/15/14 (d)(e)	56,750	43,130
Videotron Ltee 6.875% 1/15/14	3,630	3,694
		359,445
Capital Goods - 0.8%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13 (e)	5,860	5,948
Blount, Inc. 8.875% 8/1/12	6,070	6,601
Hexcel Corp.:
6.75% 2/1/15 (e)	10,710	10,737
9.75% 1/15/09	6,000	6,263
Polypore, Inc. 0% 10/1/12 (d)(e)	15,655	9,706
Polypore, Inc. 8.75% 5/15/12	2,920	2,993
		42,248
Chemicals - 4.5%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)	41,515	45,770
Crystal US Holding 3LLC/Crystal US Sub 3Corp.:
Series A, 0% 10/1/14 (d)(e)	10,270	7,138
Series B, 0% 10/1/14 (d)(e)	30,040	20,277
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	5,760	6,624
Huntsman Advanced Materials LLC:
10.89% 7/15/08 (e)(g)	9,000	9,653
11% 7/15/10 (e)	7,000	8,208
Huntsman ICI Chemicals LLC 10.125% 7/1/09	12,086	12,690
Huntsman International LLC:
7.375% 1/1/15 (e)	12,470	12,470
9.875% 3/1/09	6,165	6,704
Huntsman LLC:
9.91% 7/15/11 (e)(g)	3,180	3,530
11.625% 10/15/10	3,770	4,411
Innophos, Inc. 8.875% 8/15/14 (e)	2,560	2,752
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Lyondell Chemical Co.:
9.5% 12/15/08	$ 1,250	$ 1,350
11.125% 7/15/12	12,795	15,034
Millennium America, Inc. 9.25% 6/15/08	6,270	6,975
Phibro Animal Health Corp.:
13% 12/1/07 unit (e)	8,600	9,374
13% 12/1/07 unit (e)	1,857	2,024
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08	10,535	10,008
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10	3,220	3,502
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (e)	1,720	1,789
Solutia, Inc.:
6.72% 10/15/37 (c)	9,390	7,230
7.375% 10/15/27 (c)	37,815	29,118
		226,631
Consumer Products - 0.6%
AAC Group Holding Corp. 0% 10/1/12 (d)(e)	11,590	7,765
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,971
Hines Nurseries, Inc. 10.25% 10/1/11	2,480	2,709
Jostens Holding Corp. 0% 12/1/13 (d)	4,085	2,900
Riddell Bell Holdings, Inc. 8.375% 10/1/12 (e)	3,450	3,571
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10	6,925	7,912
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	1,219	1,342
		29,170
Containers - 2.2%
BWAY Corp. 10% 10/15/10	9,210	9,878
Crown Cork & Seal, Inc.:
7.375% 12/15/26	12,479	11,481
8% 4/15/23	8,275	8,068
Crown European Holdings SA:
9.5% 3/1/11	12,310	13,726
10.875% 3/1/13	3,810	4,477
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (e)	9,180	9,501
9.875% 10/15/14 (e)	13,660	14,480
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (e)	8,190	8,231
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Owens-Brockway Glass Container, Inc.: - continued
7.75% 5/15/11	$ 6,090	$ 6,562
8.25% 5/15/13	21,830	23,904
		110,308
Diversified Financial Services - 0.1%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	3,080	3,342
Metris Companies, Inc. 10.125% 7/15/06	2,000	2,055
		5,397
Diversified Media - 0.5%
CanWest Media, Inc. 8% 9/15/12 (e)	4,040	4,282
Corus Entertainment, Inc. 8.75% 3/1/12	7,225	7,821
Entravision Communications Corp. 8.125% 3/15/09	14,455	15,322
PEI Holdings, Inc. 11% 3/15/10	221	256
		27,681
Electric Utilities - 1.4%
Calpine Corp.:
8.5% 7/15/10 (e)	8,790	6,900
8.75% 7/15/13 (e)	37,550	28,163
9.875% 12/1/11 (e)	2,500	1,975
Chivor SA E.S.P. 9.75% 12/30/14 (e)	11,230	11,651
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	7,510	7,848
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)	11,310	11,678
		68,215
Energy - 6.9%
Chesapeake Energy Corp.:
7.5% 9/15/13	2,000	2,170
7.75% 1/15/15	6,000	6,510
El Paso Production Holding Co. 7.75% 6/1/13	10,250	10,660
Energy Partners Ltd. 8.75% 8/1/10	14,470	15,700
Enron Corp.:
6.4% 7/15/06 (c)	3,270	1,006
6.625% 11/15/05 (c)	13,290	4,087
6.725% 11/17/08 (c)	4,095	1,269
6.75% 8/1/09 (c)	3,320	1,021
6.875% 10/15/07 (c)	8,050	2,475
6.95% 7/15/28 (c)	7,270	2,254
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Enron Corp.: - continued
7.125% 5/15/07 (c)	$ 1,390	$ 427
7.375% 5/15/19 (c)	8,400	2,510
7.875% 6/15/03 (c)	1,390	427
8.375% 5/23/05 (c)	15,020	4,581
9.125% 4/1/03 (c)	285	88
9.875% 6/15/03 (c)	1,268	390
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,581
Harvest Operations Corp. 7.875% 10/15/11 (e)	5,620	5,648
InterNorth, Inc. 9.625% 3/15/06 (c)	5,575	1,714
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (e)	2,465	2,477
Northwest Pipeline Corp. 8.125% 3/1/10	3,400	3,740
Ocean Rig Norway AS yankee 10.25% 6/1/08	1,685	1,736
Plains Exploration & Production Co.:
7.125% 6/15/14	5,060	5,541
8.75% 7/1/12	5,620	6,210
Range Resources Corp. 7.375% 7/15/13	5,530	5,862
Southern Natural Gas Co.:
7.35% 2/15/31	23,553	24,642
8% 3/1/32	20,945	23,144
8.875% 3/15/10	4,000	4,435
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	9,920
7.5% 4/1/17	13,715	15,052
7.625% 4/1/37	7,450	7,888
8.375% 6/15/32	6,100	6,847
The Coastal Corp.:
6.375% 2/1/09	11,027	10,986
7.75% 6/15/10	1,410	1,466
10.75% 10/1/10	1,230	1,285
Venoco, Inc. 8.75% 12/15/11 (e)	6,840	6,891
Williams Companies, Inc.:
7.125% 9/1/11	6,170	6,710
7.625% 7/15/19	33,775	37,153
7.875% 9/1/21	19,475	22,104
8.125% 3/15/12	55,670	63,464
8.75% 3/15/32	10,560	12,566
		346,637
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - 1.3%
AMC Entertainment, Inc.:
8% 3/1/14	$ 11,270	$ 11,157
8.625% 8/15/12 (e)	6,780	7,441
9.5% 2/1/11	1,378	1,419
Cinemark USA, Inc. 9% 2/1/13	10,300	11,485
Cinemark, Inc. 0% 3/15/14 (d)	16,250	12,269
IMAX Corp. 9.625% 12/1/10	12,330	13,347
Marquee Holdings, Inc. 0% 8/15/14 (d)(e)	10,390	6,961
		64,079
Environmental - 0.3%
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	400	394
7.4% 9/15/35	15,066	12,994
IMCO Recycling Escrow, Inc. 9% 11/15/14 (e)	1,980	2,059
		15,447
Food and Drug Retail - 0.5%
Ahold Finance USA, Inc. 8.25% 7/15/10	11,980	13,597
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	5,202	5,631
Pathmark Stores, Inc. 8.75% 2/1/12	8,885	8,530
		27,758
Food/Beverage/Tobacco - 0.9%
Doane Pet Care Co. 10.75% 3/1/10	7,500	8,025
Leiner Health Products, Inc. 11% 6/1/12	2,870	3,128
Michael Foods, Inc. 8% 11/15/13	2,690	2,831
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	13,870	14,113
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)(e)	15,460	10,745
Southern States Cooperative, Inc. 10.5% 11/1/10 (e)	4,370	4,545
		43,387
Gaming - 1.8%
Mandalay Resort Group 6.5% 7/31/09	16,415	17,175
MGM MIRAGE:
6% 10/1/09	5,030	5,137
6.75% 9/1/12	6,315	6,647
MTR Gaming Group, Inc. 9.75% 4/1/10	4,110	4,521
Penn National Gaming, Inc. 8.875% 3/15/10	1,795	1,939
Scientific Games Corp. 6.25% 12/15/12 (e)	3,050	3,096
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Station Casinos, Inc.:
6% 4/1/12	$ 8,320	$ 8,528
6.5% 2/1/14	10,140	10,419
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	19,620	21,386
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)(e)	5,570	3,481
9% 1/15/12 (e)	3,260	3,423
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	4,412	4,765
		90,517
Healthcare - 4.7%
ALARIS Medical Systems, Inc. 7.25% 7/1/11	10,000	10,800
AmeriPath, Inc. 10.5% 4/1/13	14,500	15,153
AmerisourceBergen Corp.:
7.25% 11/15/12	3,240	3,572
8.125% 9/1/08	2,270	2,503
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (e)(f)	8,630	8,846
Beverly Enterprises, Inc. 7.875% 6/15/14 (e)	5,180	5,802
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	14,497
Concentra Operating Corp. 9.125% 6/1/12	2,700	2,970
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)	13,400	14,003
Genesis HealthCare Corp. 8% 10/15/13	2,230	2,408
HCA, Inc. 6.375% 1/15/15	11,490	11,529
National Nephrology Associates, Inc. 9% 11/1/11 (e)	3,240	3,694
Psychiatric Solutions, Inc. 10.625% 6/15/13	1,840	2,121
Senior Housing Properties Trust 7.875% 4/15/15	17,390	19,042
Triad Hospitals, Inc. 7% 11/15/13	13,090	13,254
U.S. Oncology, Inc.:
9% 8/15/12 (e)	6,330	6,868
10.75% 8/15/14 (e)	25,325	28,871
Vanguard Health Holding Co. I 0% 10/1/15 (d)	24,370	16,389
Vanguard Health Holding Co. II LLC 9% 10/1/14	31,550	33,759
VWR International, Inc.:
6.875% 4/15/12	3,340	3,432
8% 4/15/14	3,340	3,407
Warner Chilcott Corp. 8.75% 2/1/15 (e)	12,220	12,556
		235,476
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - 2.0%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	$ 12,730	$ 13,526
Beazer Homes USA, Inc. 8.375% 4/15/12	9,805	10,786
BF Saul REIT 7.5% 3/1/14	12,505	12,880
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	7,000	7,595
D.R. Horton, Inc. 7.875% 8/15/11	15,000	17,100
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (e)	3,440	3,440
6.25% 1/15/15 (e)	6,250	6,219
7.75% 5/15/13	7,000	7,490
Standard Pacific Corp. 7.75% 3/15/13	10,920	11,794
Technical Olympic USA, Inc. 7.5% 1/15/15 (e)	9,310	9,031
		99,861
Hotels - 1.1%
Gaylord Entertainment Co.:
6.75% 11/15/14 (e)	6,620	6,570
8% 11/15/13	8,460	9,084
ITT Corp.:
6.75% 11/15/05	2,000	2,045
7.375% 11/15/15	20,000	22,500
La Quinta Properties, Inc.:
7% 8/15/12	6,000	6,263
8.875% 3/15/11	9,735	10,733
		57,195
Leisure - 1.2%
Town Sports International Holdings, Inc. 0% 2/1/14 (d)	30,445	16,136
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	18,375	21,591
Universal City Florida Holding Co. I/II:
7.2% 5/1/10 (e)(g)	5,320	5,573
8.375% 5/1/10 (e)	5,930	6,182
Vail Resorts, Inc. 6.75% 2/15/14	13,540	13,642
		63,124
Metals/Mining - 1.2%
America Rock Salt Co. LLC 9.5% 3/15/14	8,250	8,539
Compass Minerals International, Inc. 0% 12/15/12 (d)	18,715	16,095
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	13,060	13,044
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Freeport-McMoRan Copper & Gold, Inc.: - continued
10.125% 2/1/10	$ 7,000	$ 7,945
Massey Energy Co. 6.625% 11/15/10	10,700	11,021
Peabody Energy Corp. 6.875% 3/15/13	5,205	5,582
		62,226
Paper - 1.2%
Georgia-Pacific Corp.:
7.375% 12/1/25	8,240	9,136
7.75% 11/15/29	9,000	10,215
8% 1/15/24	24,710	28,911
8.125% 5/15/11	2,500	2,875
8.875% 5/15/31	5,250	6,668
9.375% 2/1/13	1,000	1,155
Millar Western Forest Products Ltd. 7.75% 11/15/13	3,085	3,224
		62,184
Publishing/Printing - 3.3%
Dex Media, Inc.:
0% 11/15/13 (d)	4,630	3,484
0% 11/15/13 (d)	200	151
8% 11/15/13	16,350	17,372
Haights Cross Communications, Inc. 0% 8/15/11 (d)	9,350	6,171
Haights Cross Operating Co. 11.75% 8/15/11	13,350	15,152
Houghton Mifflin Co.:
0% 10/15/13 (d)	69,155	46,680
8.25% 2/1/11	8,260	8,632
9.875% 2/1/13	24,000	24,960
R.H. Donnelley Corp. 6.875% 1/15/13 (e)	18,550	18,550
Sun Media Corp. Canada 7.625% 2/15/13	10,365	11,091
The Reader's Digest Association, Inc. 6.5% 3/1/11	9,085	9,494
WDAC Subsidiary Corp. 8.375% 12/1/14 (e)	4,910	4,787
		166,524
Railroad - 1.1%
Kansas City Southern Railway Co.:
7.5% 6/15/09	7,655	8,038
9.5% 10/1/08	5,910	6,619
TFM SA de CV:
12.5% 6/15/12	13,955	16,223
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Railroad - continued
TFM SA de CV: - continued
yankee:
10.25% 6/15/07	$ 750	$ 801
11.75% 6/15/09	23,800	24,008
		55,689
Restaurants - 0.9%
Carrols Corp. 9% 1/15/13 (e)	2,470	2,563
Domino's, Inc. 8.25% 7/1/11	4,070	4,375
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (e)	12,410	12,100
Morton's Restaurant Group, Inc. 7.5% 7/1/10	12,460	12,149
Uno Restaurant Corp. 10% 2/15/11 (e)(f)	12,400	12,103
		43,290
Services - 1.4%
Allied Security Escrow Corp. 11.375% 7/15/11 (e)	6,250	6,516
Iron Mountain, Inc.:
6.625% 1/1/16	22,795	21,427
7.75% 1/15/15	19,205	19,493
8.625% 4/1/13	2,225	2,359
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	23,355	20,202
JohnsonDiversey, Inc. 9.625% 5/15/12	2,575	2,871
		72,868
Shipping - 2.0%
CHC Helicopter Corp. 7.375% 5/1/14	10,925	11,417
General Maritime Corp. 10% 3/15/13	9,420	10,739
Grupo TMM SA de CV 10.5% 8/1/07 (e)	8,643	8,470
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(e)	9,630	6,885
OMI Corp. 7.625% 12/1/13	8,125	8,369
Seabulk International, Inc. 9.5% 8/15/13	17,020	18,041
Ship Finance International Ltd. 8.5% 12/15/13	30,655	31,268
Ultrapetrol Bahamas Ltd. 9% 11/24/14 (e)	8,485	8,209
		103,398
Steels - 1.7%
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	32,320	34,340
Edgen Acquisition Corp. 9.875% 2/1/11 (e)	6,120	6,181
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,695	9,999
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steels - continued
International Steel Group, Inc. 6.5% 4/15/14	$ 24,820	$ 26,806
Ispat Inland ULC 9.75% 4/1/14	5,094	6,278
		83,604
Super Retail - 0.7%
AutoNation, Inc. 9% 8/1/08	12,200	13,725
CSK Automotive, Inc. 7% 1/15/14	2,460	2,423
Hollywood Entertainment Corp. 9.625% 3/15/11	5,630	6,137
Levitz Home Furnishings, Inc. 12% 11/1/11 (e)	10,590	10,802
National Vision, Inc. 12% 3/30/09	692	664
The Pep Boys - Manny, Moe & Jack 7.5% 12/15/14	2,590	2,616
		36,367
Technology - 5.6%
Celestica, Inc. 7.875% 7/1/11	31,775	33,046
Freescale Semiconductor, Inc. 7.125% 7/15/14	27,745	29,895
Lucent Technologies, Inc.:
6.45% 3/15/29	50,085	44,701
6.5% 1/15/28	4,180	3,699
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
5.78% 12/15/11 (e)(g)	3,090	3,183
6.875% 12/15/11 (e)	6,150	6,350
8% 12/15/14 (e)	2,400	2,502
New Asat Finance Ltd. 9.25% 2/1/11 (e)	7,865	6,646
Semiconductor Note Participation Trust 0% 8/4/11 (e)	3,000	4,200
Viasystems, Inc. 10.5% 1/15/11	23,140	22,735
Xerox Capital Trust I 8% 2/1/27	23,940	24,957
Xerox Corp.:
6.875% 8/15/11	24,680	26,130
7.2% 4/1/16	4,950	5,247
7.625% 6/15/13	62,845	67,401
		280,692
Telecommunications - 14.0%
American Tower Corp. 7.125% 10/15/12 (e)	13,300	13,333
AT&T Corp. 8.75% 11/15/31	38,875	49,165
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	27,122	30,919
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (g)	8,540	9,031
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	$ 8,420	$ 8,904
9.375% 8/1/11	22,000	24,365
Dobson Cellular Systems, Inc. 9.875% 11/1/12 (e)	9,370	9,628
Eschelon Operating Co. 8.375% 3/15/10	7,475	6,354
Inmarsat Finance II PLC 0% 11/15/12 (d)	44,280	31,882
Innova S. de R.L. 9.375% 9/19/13	19,890	22,625
Intelsat Ltd. 7.7938% 1/15/12 (e)(g)	22,320	22,990
Kyivstar GSM 10.375% 8/17/09 (e)	5,320	5,985
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	16,220	13,949
MCI, Inc.:
6.688% 5/1/09	416	434
7.735% 5/1/14	20,583	22,513
Millicom International Cellular SA 10% 12/1/13 (e)	39,210	40,778
Mobifon Holdings BV 12.5% 7/31/10	23,305	27,733
Mobile Telesystems Finance SA 8% 1/28/12 (e)	12,290	12,382
New Skies Satellites BV:
7.4375% 11/1/11 (e)(g)	3,540	3,682
9.125% 11/1/12 (e)	2,710	2,791
Nextel Communications, Inc.:
5.95% 3/15/14	6,370	6,606
6.875% 10/31/13	6,840	7,456
7.375% 8/1/15	75,245	82,939
PanAmSat Holding Corp. 0% 11/1/14 (d)(e)	19,035	12,658
Qwest Corp.:
7.875% 9/1/11 (e)	14,060	15,044
9.125% 3/15/12 (e)	67,495	76,776
Qwest Services Corp.:
14% 12/15/10 (e)(g)	1,990	2,348
14.5% 12/15/14 (e)(g)	3,963	4,894
Rogers Communications, Inc.:
5.525% 12/15/10 (g)	8,170	8,579
6.375% 3/1/14	26,780	26,847
U.S. West Communications:
6.875% 9/15/33	26,355	23,851
7.125% 11/15/43	1,355	1,223
7.2% 11/10/26	37,955	35,393
7.25% 9/15/25	8,865	8,643
7.25% 10/15/35	6,060	5,757
7.5% 6/15/23	14,935	14,562
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications: - continued
8.875% 6/1/31	$ 2,015	$ 2,096
UbiquiTel Operating Co.:
9.875% 3/1/11	1,880	2,082
9.875% 3/1/11 (e)	6,270	6,944
		704,141
Textiles & Apparel - 0.4%
Levi Strauss & Co. 9.75% 1/15/15 (e)	18,620	18,061
TOTAL NONCONVERTIBLE BONDS		3,843,731
TOTAL CORPORATE BONDS (Cost $3,638,696)		3,852,911
Common Stocks - 10.9%
	Shares
Automotive - 0.2%
Exide Technologies warrants 3/18/06 (a)	589	0
TRW Automotive Holdings Corp.	500,000	9,950
		9,950
Broadcasting - 0.3%
Fox Entertainment Group, Inc. Class A (a)	430,000	14,470
Building Materials - 0.4%
Jacuzzi Brands, Inc. (a)	177,900	1,797
Martin Marietta Materials, Inc.	300,000	16,206
		18,003
Cable TV - 2.8%
Cablevision Systems Corp. - NY Group Class A (a)	650,000	17,804
Comcast Corp. Class A (a)	300,000	9,657
NTL, Inc. (a)	613,393	41,730
NTL, Inc. warrants 1/13/11 (a)	35,177	107
PTV, Inc. (a)	3	2
Telewest Global, Inc. (a)	4,171,009	70,282
		139,582
Chemicals - 0.2%
Celanese Corp. Class A	554,700	8,947
Common Stocks - continued
	Shares	Value (000s)
Chemicals - continued
Sterling Chemicals, Inc. (a)	891	$ 35
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,445	0
		8,982
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(h)	11,400,000	114
Diversified Media - 0.3%
Liberty Media Corp. Class A (a)	1,250,000	13,050
Energy - 1.0%
Apache Corp.	340,000	18,503
Chesapeake Energy Corp.	1,100,000	19,327
Encore Acquisition Co. (a)	350,000	13,055
		50,885
Food and Drug Retail - 0.0%
Pathmark Stores, Inc. (a)	499,569	2,368
Food/Beverage/Tobacco - 0.3%
Centerplate, Inc. unit	1,033,875	14,061
Gaming - 0.4%
Mikohn Gaming Corp. warrants 10/14/08 (a)(h)	535,456	1,740
Penn National Gaming, Inc. (a)	300,000	19,677
		21,417
Healthcare - 0.8%
DaVita, Inc. (a)	840,800	35,280
Quest Diagnostics, Inc.	75,000	7,148
		42,428
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group LLC (h)	159,600	377
Metals/Mining - 0.8%
Haynes International, Inc. (a)(e)	147,429	2,668
Peabody Energy Corp.	250,000	21,188
Phelps Dodge Corp.	200,000	19,260
		43,116
Publishing/Printing - 0.8%
R.H. Donnelley Corp. (a)	675,000	39,960
Services - 0.4%
Coinmach Service Corp. unit	1,522,000	19,177
Shipping - 0.8%
General Maritime Corp. (a)	500,000	22,950
Common Stocks - continued
	Shares	Value (000s)
Shipping - continued
OMI Corp.	795,000	$ 13,913
Ship Finance International Ltd.	140,100	3,189
		40,052
Super Retail - 0.0%
National Vision, Inc. (a)	34,502	206
Technology - 0.5%
General Cable Corp. (a)	960,300	11,591
Liberty Media International, Inc. Class A (a)	62,500	2,830
Seagate Technology	550,000	9,306
		23,727
Telecommunications - 0.8%
Broadwing Corp. (a)	12,986	71
Mobile TeleSystems OJSC sponsored ADR	600,000	21,588
Nextel Communications, Inc. Class A (a)	675,000	19,366
SpectraSite, Inc. (a)	4,451	261
		41,286
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (h)	659,302	6,824
TOTAL COMMON STOCKS (Cost $522,674)		550,035
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	766
Telecommunications - 0.0%
Dobson Communications Corp. Series F, 6.00% (e)	4,760	333
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (h)	5,850	5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		6,949
Nonconvertible Preferred Stocks - 0.8%
Broadcasting - 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	10,266	11,190
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	197
Diversified Financial Services - 0.4%
American Annuity Group Capital Trust II 8.875%	18,557	19,392
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Super Retail - 0.2%
GNC Corp. Series A, 12.00%	7,090	$ 6,452
TOTAL NONCONVERTIBLE PREFERRED STOCKS		37,231
TOTAL PREFERRED STOCKS (Cost $43,605)		44,180
Floating Rate Loans - 2.6%
	Principal Amount (000s)
Automotive - 0.4%
AM General LLC:
Tranche B1, term loan 7.0053% 11/1/11 (g)	$ 12,600	12,915
Tranche C2, term loan 11.21% 5/2/12 (g)	6,300	6,615
		19,530
Cable TV - 0.3%
Hilton Head Communications LP Tranche B, term loan 6.5% 3/31/08 (g)	6,000	5,895
Olympus Cable Holdings LLC Tranche B, term loan 7.25% 9/30/10 (g)	1,450	1,441
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11 (g)	4,975	5,050
		12,386
Diversified Financial Services - 0.2%
Metris Companies, Inc. term loan 11.89% 5/6/07 (g)	11,738	12,324
Electric Utilities - 0.5%
Astoria Energy LLC term loan:
7.1882% 4/15/12 (g)	3,210	3,274
11.31% 4/15/12 (g)	8,310	8,518
Calpine Corp. Tranche 2, term loan 8.41% 7/15/07 (g)	14,775	13,113
		24,905
Healthcare - 0.4%
Warner Chilcott Corp. term loan 5.23% 1/18/12 (g)	18,400	18,515
Telecommunications - 0.7%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (g)	19,000	19,356
Valor Telecommunications Enterprises LLC:
term loan 12.875% 5/10/12 (g)	5,000	5,188
Tranche 2, term loan 10.23% 11/10/11 (g)	12,250	12,587
		37,131
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.1%
Levi Strauss & Co. Tranche B, term loan 10% 9/29/09	$ 6,584	$ 7,077
TOTAL FLOATING RATE LOANS (Cost $128,327)		131,868
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 2.31% (b)(i) (Cost $437,186)	437,186,203	437,186
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.44%, dated 1/31/05 due 2/1/05) (Cost $3,575)	$ 3,575	3,575
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $4,774,063)		5,019,755
NET OTHER ASSETS - 0.4%		22,583
NET ASSETS - 100%		$ 5,042,338
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,173,159,000 or 23.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,905,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 5,850
Mikohn Gaming Corp. warrants 10/14/08	9/26/03	$ -
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697
Trivest 1992 Special Fund Ltd.	7/2/92	$ -
(i) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,765,344,000. Net unrealized appreciation aggregated $254,411,000, of which $398,965,000 related to appreciated investment securities and $144,554,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 21, 2005